TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 8 -	TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company”, as defined by this law. As such, the Company is entitled to claim depreciation at increased rates for equipment used in industrial activity, as stipulated by regulations published under the inflationary adjustments law.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

1)	Tax benefits prior to the 2011 Amendment

Substantially all of the Company’s production facilities have been granted “approved enterprise” status under the above law (including Amendment No. 60 to the law that was published in April 2005). Income derived from the approved enterprise was tax exempt for a period of ten years commencing in the first year in which the Company earned taxable income from the approved enterprise (provided the maximum period to which it is restricted by law has not elapsed).

According to the above law, in the event of distribution of cash dividends from income that was tax exempt as above, the Company would have to pay the 25% tax in respect of the amount distributed.

The entitlement to the above benefits was conditional upon the Company’s fulfilling the conditions stipulated by the above law, regulations published thereunder and the certificate of approval for the specific investments in approved enterprises. In the event of failure to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest.

2)	Tax benefits under the 2011 Amendment

On January 6, 2011 an amendment (Amendment No. 68) to the Law for the Encouragement of Capital Investment-1959 ("2011 Amendment") was published.The new Amendment significantly revising the tax incentive regime in Israel, commencing on January, 1 2011.

2011 Amendment introduced a new status of “Preferred Enterprise”. Similarly to the “approved enterprise” status, a Preferred Company is an industrial company meeting certain conditions (including a minimum threshold of 25% export). However, under the New Amendment the requirement for a minimum investment in productive assets in order to be eligible for the benefits granted under the Investments Law as with respect to “approved enerprise”status was cancelled.

A Preferred Company is entitled to a reduced flat tax rate with respect to the income attributed to the Preferred Enterprise, at the following rates:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013-2014	7%	12.5%

2015 onwards	6%	12%

Dividends distributed from income which is attributed to a “Preferred Enterprise” will be subject to withholding tax at source at the following rates: (i) Israeli resident corporations - 0%, (ii) Israeli resident individuals – 15% (iii) non-Israeli residents - 15%, subject to a reduced tax rate under the provisions of an applicable double tax treaty.

The Company is located in Development Region "A" and during 2011 had chosen the status of the 2011 Amendment.

c.	Other applicable tax rates:

1)	Income from other sources in Israel

On December 6, 2011, the “Tax Burden Distribution Law” Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% as from 2012.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to tax laws in their countries of residence.

d.	Deferred income taxes:

1)	Provided in respect of the following:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Research and development expenses	$103	$244
Allowance for doubtful accounts	12	10
Carryforward tax losses	2,074	1,723
Other	24	23
Less- valuation allowance	(2,074)	(1,723)
	$139	$277

2)	As of December 31, 2012, the carryforward tax losses are related to the company subsidiaries (in the U.S. and U.K.) and amounted to approximately $6.7 million. The Company has provided valuation allowance in respect of deferred tax assets resulting from carryforward tax losses. Management currently believes that it is more likely than not that those deferred tax losses will not be realized in the foreseeable future.

e.	Taxes on income included in the statements of operations:

1)	As follows:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Current:
In Israel	$88	$43	$72
Outside Israel	96	49	62
	184	92	134
Taxes in respect of previous years	70	-	54
Deferred in Israel	138	(277)	-
	$392	$(185)	$188

2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$4,670	$4,106	$5,044
Theoretical tax expense	1,168	985	1,261
L e s s - tax benefits arising from approved
enterprise status, see a. above	(410)	-	(489)
	757	985	772
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	11	18	23
Taxes in respect of previous years	70	-	54
Changes in valuation allowance	351	(3,283)	(2,104)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(797)	2,095	1,443
Taxes on income for the reported year	$392	$(185)	$188
* As follows:
Taxable in Israel	$2,734	$3,418	$5,168
Taxable outside Israel	1,936	688	(124)
	$4,670	$4,106	$5,044

f.	Tax assessments:

The Company has received final assessments from the tax authorities, through the year ended December 31, 2011. The subsidiaries, except Omni, have not been assessed since incorporation. Omni has received final tax assessments through tax year 2006.